Vessels and Equipment Classified as Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	$ 5,800	$ 7,500	[1]	$ 15,374
Non-recurring fair value measurement
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	5,800	7,500
Non-recurring fair value measurement | Dampier Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	0
Non-recurring fair value measurement | Navion Anglia | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	4,400
Non-recurring fair value measurement | Navion Oslo | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	3,100
Non-recurring fair value measurement | Petrojarl Varg | FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	$ 5,800	$ 0

[1]	See Note 2i for further details.